Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Provision for income taxes at Hong Kong profits tax rate	$ (2,867)	$ 40	$ (208)
Current tax in other jurisdictions	591	2,039	380
Effect of income not chargeable for tax purpose		(12)	(2,732)
Effect of expenses not deductible for tax purpose			1,289
Tax effect of unused tax losses not recognized	3,005	368	1,795
Income tax expense	$ 729	$ 2,435	$ 524